Financial instruments fair value risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities	The following table summarises the fair values and carrying amounts of financial instruments.

Fair values of financial assets and financial liabilities	€ million Fair value 2025	€ million Fair value 2024	€ million Carrying amount 2025	€ million Carrying amount 2024
Financial assets
Cash and cash equivalents	3,941	6,136	3,941	6,136
Financial assets at amortised cost	909	1,262	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600	2,216	600
Financial assets at fair value through profit or loss
Derivatives	190	217	190	217
Other	871	822	871	822
	8,127	9,037	8,127	9,037
Financial liabilities
Bank loans and overdrafts	(233)	(521)	(233)	(521)
Bonds and other loans	(25,655)	(28,037)	(26,038)	(28,648)
Lease liabilities	(1,326)	(1,486)	(1,326)	(1,486)
Derivatives	(452)	(594)	(452)	(594)
Other financial liabilities	(229)	(804)	(229)	(804)
	(27,895)	(31,442)	(28,278)	(32,053)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category	For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

	Notes	€ million Level 1 2025	€ million Level 1 2024	€ million Level 2 2025	€ million Level 2 2024	€ million Level 3 2025	€ million Level 3 2024	€ million Total fair value 2025	€ million Total fair value 2024
Assets at fair value

Financial assets at fair value through other comprehensive income	17A	1,663	10	4	4	549	586	2,216	600
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	–	–	210	420	–	–	210	420
Other	17A	530	445	–	–	341	377	871	822

Liabilities at fair value
Derivatives(b)	16C	–	–	(503)	(650)	–	–	(503)	(650)
Contingent consideration	14	–	–	–	–	(46)	(1)	(46)	(1)
(a)Includes €20 million (2024: €203 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(51) million (2024: €(56) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations	Reconciliation of Level 3 fair value measurements of financial assets and financial liabilities is given below:

Reconciliation of movements in Level 3 valuations	€ million 2025	€ million 2024
1 January	962	684
Gains/(losses) recognised in income statement	(46)	(58)
Gains/(losses) recognised in other comprehensive income	(22)	67
Purchases and new issues	30	135
Sales and settlements	(80)	134
31 December	844	962